CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 5,095,234	$ 3,432,410	$ 13,971,178	$ 7,584,859
Cost of net revenues	2,656,652	2,292,191	8,030,908	5,716,587
Gross profit	2,438,582	1,140,219	5,940,270	1,868,272
Operating expenses:
General and administrative	4,636,844	4,277,955	16,371,536	16,752,516
Sales and marketing	1,115,643	1,040,572	4,950,635	3,810,583
Distribution	270,185	202,848	611,569	489,371
Change in fair value of contingent consideration		1,200,321	564,303	8,764,460
Total operating expenses	6,022,672	6,721,696	38,037,375	33,216,930
Loss from operations	(3,584,090)	(5,581,477)	(32,097,105)	(31,348,658)
Other income (expense):
Interest expense	(1,873,270)	(1,567,877)	(9,014,337)	(3,663,921)
Other non-operating income (expenses)	(678,989)	(683,588)	3,068,080	1,554,502
Total other income (expense), net	(2,552,259)	(2,251,465)	(5,946,257)	(2,109,419)
Net loss	$ (6,136,349)	$ (7,832,942)	$ (38,043,362)	$ (32,357,957)
Weighted average common shares outstanding - basic	5,670,362	132,351	771,297	76,289
Weighted average common shares outstanding - diluted	5,575,794	132,351	771,297	76,289
Net loss per common share - basic	$ (1.08)	$ (59.18)	$ (49.32)	$ (424.15)
Net loss per common share - diluted	$ (1.08)	$ (59.18)	$ (49.32)	$ (424.15)